Inventory, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Inventory, net
Schedule of Inventory, net

Inventory, net consists of the following:

	September 30, 2024	December 31, 2023
Raw materials	$2,124	$2,639
Work-in-process	16	708
	2,140	3,347
Less Inventory Reserve for Obsolescence	(1,515)	(526)
Total	$625	$2,821

	December 31, 2023	December 31, 2022
Raw materials	$2,639	$1,918
Work-in-process	708	499
	3,347	2,417
Less Inventory Reserve for Obsolescence	(526)	(34)
Total	$2,821	$2,383